Consolidated Schedule of Investments
March 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–35.70%
Argentina–0.09%
Argentina Treasury Dual Bond, 3.25%, 04/30/2024	$14,286	$13,996
YPF S.A., 9.50%, 01/17/2031(a)	595,000	608,555
		622,551
Australia–0.22%
QBE Insurance Group Ltd., 6.75%, 12/02/2044(a)(b)	1,550,000	1,552,458
Belgium–0.21%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	1,600,000	1,509,387
Brazil–0.66%
CSN Inova Ventures, 6.75%, 01/28/2028(a)	200,000	196,159
CSN Resources S.A., 5.88%, 04/08/2032(a)	450,000	394,006
Embraer Netherlands Finance B.V., 7.00%, 07/28/2030(a)	780,000	817,270
Minerva Luxembourg S.A., 8.88%, 09/13/2033(a)(c)	695,000	731,682
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(a)	2,024,000	1,892,331
Suzano Austria GmbH, 2.50%, 09/15/2028(c)	701,000	619,204
		4,650,652
Canada–1.77%
1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/2029(a)(c)	328,000	299,840
1375209 BC Ltd., 9.00%, 01/30/2028(a)(c)	316,000	310,024
Baytex Energy Corp., 7.38%, 03/15/2032(a)	443,000	447,830
Brookfield Finance, Inc., 5.97%, 03/04/2054	827,000	856,101
Constellation Software, Inc., 5.16%, 02/16/2029(a)	550,000	549,825
Element Fleet Management Corp.,
5.64%, 03/13/2027(a)(c)	3,100,000	3,110,597
6.32%, 12/04/2028(a)	1,544,000	1,595,595
Enbridge, Inc., 7.38%, 01/15/2083(b)(c)	2,989,000	3,010,476
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)(c)	294,000	290,957
New Gold, Inc., 7.50%, 07/15/2027(a)	294,000	294,963
Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028(a)	290,000	296,176
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(b)	1,455,000	1,417,364
		12,479,748
	Principal Amount	Value
Chile–0.30%
AES Andes S.A., 6.35%, 10/07/2079(a)(b)	$434,000	$423,682
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	771,000	274,553
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	1,500,000	1,455,091
		2,153,326
China–0.09%
Prosus N.V., 3.06%, 07/13/2031(a)	750,000	610,806
Colombia–0.68%
Bancolombia S.A., 6.91%, 10/18/2027(b)	2,350,000	2,361,989
Colombia Government International Bond, 4.13%, 02/22/2042	1,475,000	1,000,811
Ecopetrol S.A., 5.38%, 06/26/2026	1,500,000	1,475,973
		4,838,773
Czech Republic–0.03%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)	232,000	238,936
Denmark–0.13%
Danske Bank A/S, 0.98%, 09/10/2025(a)(b)	938,000	917,223
Dominican Republic–0.10%
Dominican Republic International Bond,
4.50%, 01/30/2030(a)	305,000	278,672
4.88%, 09/23/2032(a)	500,000	449,138
		727,810
Egypt–0.12%
Egypt Government International Bond, 8.50%, 01/31/2047(a)	1,050,000	835,653
Finland–0.06%
Amer Sports Co., 6.75%, 02/16/2031(a)(c)	443,000	442,178
France–1.42%
Altice France S.A., 5.50%, 01/15/2028(a)	400,000	284,467
BNP Paribas S.A.,
7.38%(a)(b)(d)	4,000,000	4,019,488
7.75%(a)(b)(c)(d)	750,000	769,637
BPCE S.A., 5.15%, 07/21/2024(a)	1,500,000	1,493,848
Electricite de France S.A., 9.13%(a)(b)(c)(d)	1,001,000	1,105,289
Iliad Holding S.A.S.U.,
6.50%, 10/15/2026(a)	200,000	198,275
7.00%, 10/15/2028(a)(c)	537,000	532,029

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
France–(continued)
Societe Generale S.A.,
6.75%(a)(b)(d)	$800,000	$730,769
4.75%(a)(b)(d)	1,000,000	906,791
		10,040,593
Germany–0.42%
Bayer US Finance LLC,
6.13%, 11/21/2026(a)	1,745,000	1,759,929
6.88%, 11/21/2053(a)	624,000	640,731
ZF North America Capital, Inc.,
6.88%, 04/14/2028(a)	421,000	437,072
7.13%, 04/14/2030(a)	151,000	159,250
		2,996,982
Guatemala–0.22%
Millicom International Cellular S.A., 7.38%, 04/02/2032(a)	1,550,000	1,557,750
Hong Kong–0.86%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)(c)	3,750,000	3,662,105
5.75%, 07/21/2028(a)	725,000	688,307
5.38%, 12/04/2029(a)(c)	519,000	475,741
Prudential Funding Asia PLC, 4.88%(a)(d)	1,450,000	1,269,258
		6,095,411
India–0.23%
JSW Steel Ltd., 3.95%, 04/05/2027(a)	1,740,000	1,620,802
Indonesia–0.84%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	2,610,000	2,568,995
PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero), 6.76%, 11/15/2048(a)	1,300,000	1,380,487
PT Pertamina (Persero), 4.18%, 01/21/2050(a)	725,000	575,923
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(a)	1,500,000	1,446,096
		5,971,501
Iraq–0.05%
Iraq International Bond, 5.80%, 01/15/2028(a)	350,000	330,283
Ireland–0.40%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	743,547
	Principal Amount	Value
Ireland–(continued)
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(e)	$213,506	$207,260
Series 119, 0.00%, 04/30/2025(a)(e)	227,145	220,499
Series 120, 0.00%, 04/30/2025(a)(e)	284,328	276,009
Series 122, 0.00%, 04/30/2025(a)(e)	249,114	241,826
Series 124, 0.00%, 04/30/2025(a)(e)	200,084	194,230
Series 126, 0.00%, 04/30/2025(a)(e)	223,835	217,286
Series 127, 0.00%, 04/30/2025(a)(e)	259,266	251,680
0.00%, 04/30/2025(a)(e)	203,481	197,527
GGAM Finance Ltd., 6.88%, 04/15/2029(a)	295,000	296,844
		2,846,708
Italy–0.47%
Telecom Italia Capital S.A., 6.38%, 11/15/2033	316,000	299,193
UniCredit S.p.A., 8.00%(a)(b)(d)	3,000,000	3,005,565
		3,304,758
Ivory Coast–0.27%
Ivory Coast Government International Bond,
5.38%, 07/23/2024(a)	900,000	895,041
8.25%, 01/30/2037(a)	1,015,000	1,020,420
		1,915,461
Macau–0.73%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	1,505,000	1,502,588
5.25%, 06/18/2025(a)(c)	1,200,000	1,184,703
5.88%, 05/15/2026(a)	450,000	444,717
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(c)	400,000	352,266
Wynn Macau Ltd.,
4.88%, 10/01/2024(a)	1,160,000	1,147,174
5.63%, 08/26/2028(a)(c)	538,000	511,111
		5,142,559
Mexico–1.56%
Banco Mercantil del Norte S.A.,
8.38%(a)(b)(c)(d)	650,000	667,495
5.88%(a)(b)(d)	710,000	677,110
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)	1,150,000	941,449
6.99%, 02/20/2032(a)	316,000	245,504
CEMEX Materials LLC, 7.70%, 07/21/2025(a)	1,500,000	1,535,700
CEMEX S.A.B. de C.V., 5.13%(a)(b)(c)(d)	965,000	933,235
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	1,200,000	1,077,298
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	1,195,000	969,123
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Mexico–(continued)
Petroleos Mexicanos,
6.50%, 03/13/2027	$1,500,000	$1,413,920
8.75%, 06/02/2029	1,500,000	1,463,764
7.69%, 01/23/2050	725,000	521,950
6.95%, 01/28/2060	825,000	545,631
		10,992,179
Netherlands–0.74%
ING Groep N.V.,
6.50%(b)(c)(d)	2,200,000	2,174,336
5.75%(b)(d)	2,900,000	2,763,357
Ziggo B.V., 4.88%, 01/15/2030(a)	325,000	291,967
		5,229,660
Nigeria–0.20%
Nigeria Government International Bond,
6.50%, 11/28/2027(a)	750,000	706,966
7.88%, 02/16/2032(a)	750,000	681,105
		1,388,071
Oman–0.22%
Oman Government International Bond, 6.75%, 01/17/2048(a)	1,500,000	1,539,075
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	750,000	674,738
Romania–0.11%
Romanian Government International Bond, 7.13%, 01/17/2033(a)	750,000	803,522
Supranational–0.12%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	800,000	812,801
Sweden–0.71%
Stena International S.A.,
7.25%, 01/15/2031(a)	285,000	284,658
7.63%, 02/15/2031(a)	163,000	165,143
Swedbank AB, Series NC5, 5.63%(a)(b)(d)	4,600,000	4,581,687
		5,031,488
Switzerland–1.58%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(a)(b)	4,974,000	4,936,262
Credit Suisse Group AG, 6.25%(a)(b)(d)(f)	3,015,000	346,725
UBS Group AG, 6.88%(a)(b)(d)	1,500,000	1,486,746
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(a)(b)	4,500,000	4,376,714
		11,146,447
	Principal Amount	Value
Ukraine–0.05%
Ukraine Government International Bond, 7.75%, 08/01/2041(a)(f)	$613,000	$341,599
United Kingdom–1.77%
abrdn PLC, 4.25%, 06/30/2028(a)	675,000	610,200
B.A.T Capital Corp., 6.00%, 02/20/2034	861,000	872,362
BP Capital Markets PLC, 4.88%(b)(c)(d)	455,000	435,501
British Telecommunications PLC, 4.25%, 11/23/2081(a)(b)	4,350,000	4,105,107
Lloyds Banking Group PLC, 7.50%(b)(c)(d)	900,000	895,336
M&G PLC, 6.50%, 10/20/2048(a)(b)	375,000	380,863
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(a)	296,000	301,501
NatWest Group PLC, 6.00%(b)(d)	1,500,000	1,468,486
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	146,000	123,630
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	130,000	120,293
Vodafone Group PLC,
3.25%, 06/04/2081(b)(c)	2,743,000	2,569,380
4.13%, 06/04/2081(b)	750,000	647,212
		12,529,871
United States–17.97%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	852,000	862,607
Aircastle Ltd., 5.25%(a)(b)(d)	487,000	466,314
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)(c)	2,010,000	2,015,023
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(a)	291,000	294,135
Allison Transmission, Inc., 3.75%, 01/30/2031(a)(c)	1,018,000	889,179
AMC Networks, Inc., 10.25%, 01/15/2029(a)	30,000	30,237
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	2,220,000	2,206,269
5.75%, 04/20/2029(a)	601,000	591,234
American Express Co., 6.34%, 10/30/2026(b)	2,100,000	2,128,314
Ares Capital Corp., 5.88%, 03/01/2029(c)	2,004,000	1,999,030
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(a)	291,000	291,929
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(a)	273,000	274,283
Ball Corp., 6.00%, 06/15/2029	284,000	287,053
Bath & Body Works, Inc., 6.88%, 11/01/2035	575,000	588,417
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Becton, Dickinson and Co., 3.79%, 05/20/2050	$1,163,000	$913,282
Berry Global, Inc., 5.65%, 01/15/2034(a)	802,000	798,020
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	152,000	148,365
Boeing Co. (The), 4.88%, 05/01/2025	1,500,000	1,483,568
Camelot Finance S.A., 4.50%, 11/01/2026(a)	152,000	146,622
Cardinal Health, Inc., 5.13%, 02/15/2029	1,550,000	1,553,701
Carnival Corp.,
6.00%, 05/01/2029(a)	178,000	175,746
10.50%, 06/01/2030(a)(c)	274,000	299,893
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(a)	89,000	97,142
Carriage Services, Inc., 4.25%, 05/15/2029(a)	731,000	648,688
Carrier Global Corp., 5.80%, 11/30/2025	886,000	892,212
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(a)(c)	345,000	328,878
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(a)	215,000	200,285
5.38%, 06/01/2029(a)	154,000	141,088
4.75%, 03/01/2030(a)	1,500,000	1,288,899
4.50%, 08/15/2030(a)	1,916,000	1,606,896
4.50%, 05/01/2032	206,000	165,675
Charles Schwab Corp. (The), 6.20%, 11/17/2029(b)	1,667,000	1,733,447
Cheniere Energy, Inc., 5.65%, 04/15/2034(a)(c)	809,000	815,283
Citigroup, Inc.,
3.88%(b)(d)	269,000	254,547
7.38%(b)(d)	61,000	63,578
Series BB, 7.20%(b)(d)	1,094,000	1,124,646
Clearway Energy Operating LLC,
4.75%, 03/15/2028(a)	302,000	287,288
3.75%, 02/15/2031(a)	170,000	146,078
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(a)	275,000	276,144
7.00%, 03/15/2032(a)	147,000	149,124
6.25%, 10/01/2040	175,000	156,995
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(a)(c)	300,000	300,066
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	907,000	905,867
8.00%, 12/15/2027(a)	585,000	574,502
5.25%, 05/15/2030(a)	239,000	195,091
4.75%, 02/15/2031(a)	160,000	123,624
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(a)(c)	290,000	294,724
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	590,689
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	334,000	296,581
CSC Holdings LLC, 5.38%, 02/01/2028(a)(c)	685,000	589,773
Principal Amount		Value
United States–(continued)
CVR Energy, Inc., 8.50%, 01/15/2029(a)	$300,000	$303,988
CVS Health Corp., 5.05%, 03/25/2048	1,500,000	1,363,171
DaVita, Inc., 3.75%, 02/15/2031(a)	204,000	170,977
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(a)	473,000	461,793
8.63%, 03/15/2029(a)	146,000	149,189
Dell International LLC/EMC Corp., 6.20%, 07/15/2030(c)	2,600,000	2,737,318
DISH DBS Corp.,
5.25%, 12/01/2026(a)	39,000	30,782
5.75%, 12/01/2028(a)	86,000	59,265
Diversified Healthcare Trust, 0.00%, 01/15/2026(a)(e)	458,000	389,917
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(a)	594,000	600,441
Encompass Health Corp., 4.50%, 02/01/2028	348,000	331,715
Energy Transfer L.P., 8.00%, 05/15/2054(b)	839,000	880,640
EnerSys,
4.38%, 12/15/2027(a)	327,000	309,559
6.63%, 01/15/2032(a)	134,000	135,140
Enpro, Inc., 5.75%, 10/15/2026	461,000	459,871
ESAB Corp., 6.25%, 04/15/2029(a)	297,000	298,762
FedEx Corp., 4.05%, 02/15/2048	1,500,000	1,197,848
FirstCash, Inc., 6.88%, 03/01/2032(a)	443,000	443,347
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	4,500,000	4,461,030
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(a)	309,000	299,730
7.88%, 12/01/2030(a)	821,000	862,996
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	2,710,000	2,605,830
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)	142,000	145,164
General Motors Co., 6.80%, 10/01/2027(c)	3,000,000	3,142,762
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	125,000	126,566
7.75%, 02/01/2028	56,000	56,324
8.88%, 04/15/2030	381,000	399,121
GFL Environmental, Inc., 6.75%, 01/15/2031(a)	286,000	293,454
Gray Television, Inc., 7.00%, 05/15/2027(a)	62,000	57,713
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)(c)	971,000	895,713
Hanesbrands, Inc., 9.00%, 02/15/2031(a)	29,000	29,819
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(a)(c)	$1,049,000	$1,017,888
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(a)	283,000	277,351
6.00%, 02/01/2031(a)	88,000	85,894
6.25%, 04/15/2032(a)	75,000	74,026
8.38%, 11/01/2033(a)	158,000	171,431
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(a)	445,000	447,178
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(a)	356,000	355,477
8.88%, 07/15/2028(a)	221,000	233,370
HUB International Ltd.,
7.25%, 06/15/2030(a)	148,000	152,204
7.38%, 01/31/2032(a)	125,000	125,920
J.M. Smucker Co. (The), 5.90%, 11/15/2028	1,467,000	1,522,030
Jabil, Inc., 3.00%, 01/15/2031(c)	1,300,000	1,113,597
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028	1,105,000	1,088,929
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(a)	273,000	251,333
Jefferies Financial Group, Inc., 6.50%, 07/31/2026	1,500,000	1,487,472
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	291,000	298,206
JPMorgan Chase & Co., Series FF, 5.00%(b)(d)	295,000	294,221
Kinder Morgan, Inc., 5.00%, 02/01/2029	3,100,000	3,089,171
Kohl’s Corp., 4.63%, 05/01/2031	200,000	168,500
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,250,000	1,259,446
Lamar Media Corp.,
4.88%, 01/15/2029	764,000	736,824
4.00%, 02/15/2030	663,000	603,051
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(a)	334,000	307,331
8.25%, 08/01/2031(a)	565,000	591,539
Lithia Motors, Inc., 3.88%, 06/01/2029(a)(c)	679,000	612,566
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(a)	283,000	275,358
4.50%, 12/15/2034	188,000	165,697
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	822,000	823,835
Match Group Holdings II LLC, 5.00%, 12/15/2027(a)	306,000	293,485
Mativ Holdings, Inc., 6.88%, 10/01/2026(a)(c)	2,470,000	2,460,670
Mattel, Inc., 6.20%, 10/01/2040	725,000	724,756
Medline Borrower L.P., 3.88%, 04/01/2029(a)	165,000	150,292
Principal Amount		Value
United States–(continued)
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(a)	$303,000	$313,220
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	95,000	65,314
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(a)(c)	299,000	297,177
Navient Corp.,
5.00%, 03/15/2027	215,000	206,132
9.38%, 07/25/2030	96,000	102,794
NCL Corp. Ltd.,
5.88%, 02/15/2027(a)	630,000	622,857
8.13%, 01/15/2029(a)	113,000	119,649
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	155,000	146,819
New Fortress Energy, Inc.,
6.50%, 09/30/2026(a)(c)	364,000	350,701
8.75%, 03/15/2029(a)	119,000	118,651
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(a)	145,000	148,601
8.38%, 02/15/2032(a)	152,000	155,917
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)(c)	304,000	297,973
Novelis Corp., 4.75%, 01/30/2030(a)	478,000	441,413
Oceaneering International, Inc., 6.00%, 02/01/2028	315,000	310,591
Office Properties Income Trust, 9.00%, 03/31/2029(a)	328,000	302,700
OI European Group B.V., 4.75%, 02/15/2030(a)	316,000	291,235
OneMain Finance Corp.,
6.88%, 03/15/2025	405,000	409,522
7.13%, 03/15/2026	381,000	388,171
3.88%, 09/15/2028	193,000	172,366
5.38%, 11/15/2029	74,000	69,636
ONEOK, Inc.,
5.55%, 11/01/2026	1,240,000	1,251,749
6.63%, 09/01/2053(c)	1,556,000	1,716,031
Paramount Global, 2.90%, 01/15/2027(c)	1,620,000	1,482,309
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 11/01/2024(a)	260,000	255,441
6.05%, 08/01/2028(a)	3,000,000	3,088,594
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	306,000	298,146
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	41,000	40,794
Phinia, Inc., 6.75%, 04/15/2029(a)	297,000	300,235
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	715,291
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(b)	2,226,000	2,292,394
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Prairie Acquiror L.P., 9.00%, 08/01/2029(a)	$147,000	$151,446
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(a)	40,000	30,568
QVC, Inc., 4.75%, 02/15/2027	69,000	61,499
RHP Hotel Properties L.P./ RHP Finance Corp., 6.50%, 04/01/2032(a)	292,000	293,168
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(a)	334,000	294,665
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(a)	309,000	289,018
6.88%, 04/15/2040(a)	50,000	49,107
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	319,000	292,481
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(a)	455,000	458,911
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	163,216
SBA Communications Corp., 3.88%, 02/15/2027	617,000	587,216
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	304,000	294,119
Scripps Escrow, Inc., 5.88%, 07/15/2027(a)	33,000	27,640
Seagate HDD Cayman,
4.13%, 01/15/2031	376,000	333,441
9.63%, 12/01/2032	531,200	605,790
Sealed Air Corp., 7.25%, 02/15/2031(a)(c)	285,000	296,667
Sempra, 4.13%, 04/01/2052(b)	4,350,000	4,034,826
Sensata Technologies B.V., 5.88%, 09/01/2030(a)	250,000	244,833
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	53,000	45,899
Service Properties Trust,
4.75%, 10/01/2026	759,000	708,069
5.50%, 12/15/2027	477,000	455,182
8.63%, 11/15/2031(a)	125,000	133,440
Sinclair Television Group, Inc., 4.13%, 12/01/2030(a)	40,000	29,167
Sirius XM Radio, Inc., 5.00%, 08/01/2027(a)	308,000	296,525
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(a)	283,000	292,959
Sixth Street Lending Partners, 6.50%, 03/11/2029(a)	244,000	244,036
Solventum Corp.,
5.45%, 02/25/2027(a)	2,236,000	2,244,277
5.90%, 04/30/2054(a)	885,000	883,544
Southern Co. (The),
Series B, 4.00%, 01/15/2051(b)	3,271,000	3,148,869
Series 21-A, 3.75%, 09/15/2051(b)	2,113,000	1,978,045
Southwestern Energy Co., 4.75%, 02/01/2032	334,000	307,735
Principal Amount		Value
United States–(continued)
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	$298,000	$291,624
State Street Corp., Series I, 6.70%(b)(d)	1,329,000	1,351,888
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(a)(g)	295,000	298,595
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)	281,000	300,701
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(a)	444,000	446,963
TransDigm, Inc.,
6.75%, 08/15/2028(a)	145,000	147,095
6.38%, 03/01/2029(a)	310,000	311,353
7.13%, 12/01/2031(a)	145,000	149,612
6.63%, 03/01/2032(a)	586,000	592,763
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(a)	295,000	308,147
Transocean, Inc., 8.75%, 02/15/2030(a)	279,000	291,091
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	455,143
Uber Technologies, Inc., 4.50%, 08/15/2029(a)(c)	432,000	410,699
United AirLines, Inc., 4.38%, 04/15/2026(a)	1,455,000	1,407,586
Valaris Ltd., 8.38%, 04/30/2030(a)	426,000	439,795
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(a)	295,000	297,010
Venture Global LNG, Inc.,
8.13%, 06/01/2028(a)	403,000	411,387
9.50%, 02/01/2029(a)	306,000	330,017
Viatris, Inc., 3.85%, 06/22/2040	780,000	576,566
Victoria’s Secret & Co., 4.63%, 07/15/2029(a)	194,000	159,389
Viking Cruises Ltd.,
7.00%, 02/15/2029(a)	146,000	146,751
9.13%, 07/15/2031(a)	267,000	292,201
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)	300,000	292,220
Vistra Corp., Series C, 8.88%(a)(b)(d)	154,000	159,219
Vistra Operations Co. LLC, 7.75%, 10/15/2031(a)	700,000	733,607
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/2024	2,178,000	2,147,041
4.50%, 11/18/2034	325,000	289,636
Yum! Brands, Inc., 5.38%, 04/01/2032(c)	300,000	290,588
		127,027,492
Zambia–0.20%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)	1,500,000	1,439,880
Total U.S. Dollar Denominated Bonds & Notes (Cost $261,603,186)		252,359,132
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–30.08%(h)
Austria–0.46%
Republic of Austria Government Bond, 2.10%, 09/20/2117(a)	EUR	3,877,000	$3,243,977
Brazil–6.19%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	2,300,000	2,037,173
Series F, 10.00%, 01/01/2027	BRL	205,000,000	41,694,935
			43,732,108
Canada–0.73%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	5,156,049
China–0.56%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	3,925,667
Colombia–3.63%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	13,500,000,000	3,373,884
Series B, 6.00%, 04/28/2028	COP	15,450,000,000	3,557,264
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	7,322,403
Series B, 7.00%, 06/30/2032	COP	30,000,000,000	6,493,793
Series B, 9.25%, 05/28/2042	COP	4,875,000,000	1,114,977
Series B, 7.25%, 10/26/2050	COP	21,000,000,000	3,831,543
			25,693,864
Czech Republic–0.12%
CPI Property Group S.A., 4.88%(a)(b)(d)	EUR	1,300,000	841,580
France–0.77%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(b)	EUR	2,000,000	1,975,234
Electricite de France S.A., 5.38%(a)(b)(d)	EUR	2,100,000	2,260,666
Societe Generale S.A., 7.88%(a)(b)(d)	EUR	1,100,000	1,244,643
			5,480,543
Germany–0.12%
Nidda Healthcare Holding GmbH, 7.50%, 08/21/2026(a)	EUR	253,000	281,796
Volkswagen International Finance N.V., 4.63%(a)(b)(d)	EUR	520,000	558,604
			840,400
Greece–1.00%
Hellenic Republic Government Bond,
4.38%, 07/18/2038(a)	EUR	6,000,000	6,983,331
0.00%, 10/15/2042(e)	EUR	23,730,000	81,923
			7,065,254
	Principal Amount		Value
India–1.09%
India Government Bond,
6.54%, 01/17/2032	INR	300,000,000	$3,489,464
7.26%, 08/22/2032	INR	350,000,000	4,240,691
			7,730,155
Indonesia–0.94%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	60,000,000,000	3,764,957
Series FR96, 7.00%, 02/15/2033	IDR	45,000,000,000	2,900,861
			6,665,818
Italy–0.24%
UniCredit S.p.A., 1.20%, 01/20/2026(a)(b)	EUR	1,600,000	1,688,749
Ivory Coast–0.15%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	1,150,000	1,072,504
Japan–0.71%
Japan Government Bond,
Series 15, 1.00%, 03/20/2062	JPY	288,700,000	1,470,806
Series 77, 1.60%, 12/20/2052	JPY	553,650,000	3,564,247
			5,035,053
Malaysia–0.94%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	7,500,000	1,598,544
Series 319, 3.48%, 06/14/2024	MYR	24,000,000	5,072,410
			6,670,954
Netherlands–0.36%
ABN AMRO Bank N.V., 4.38%(a)(b)(d)	EUR	800,000	838,952
NN Group N.V., 4.63%, 04/08/2044(a)(b)	EUR	1,600,000	1,726,842
			2,565,794
New Zealand–1.50%
New Zealand Government Bond, Series 554, 5.00%, 05/15/2054	NZD	17,484,000	10,602,198
Peru–2.05%
Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(a)	PEN	3,050,000	830,401
Peru Government Bond, 6.15%, 08/12/2032	PEN	54,000,000	13,648,724
			14,479,125
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
South Africa–2.62%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	181,200,000	$7,989,447
Series 2040, 9.00%, 01/31/2040	ZAR	270,000,000	10,536,272
			18,525,719
Spain–1.26%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(a)(b)(d)	EUR	1,400,000	1,512,193
Repsol International Finance B.V., 3.75%(a)(b)(d)	EUR	750,000	795,292
Spain Government Bond, 1.45%, 10/31/2071(a)	EUR	9,300,000	5,060,260
Telefonica Europe B.V., 2.88%(a)(b)(d)	EUR	1,500,000	1,526,750
			8,894,495
Supranational–0.85%
African Development Bank, 0.00%, 01/17/2050(e)	ZAR	78,000,000	284,690
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	81,800,000	4,098,488
International Finance Corp.,
0.00%, 02/15/2029(a)(e)	TRY	3,700,000	28,906
0.00%, 03/23/2038(e)	MXN	90,000,000	1,584,968
			5,997,052
Sweden–0.07%
Heimstaden Bostad AB, 3.38%(a)(b)(d)	EUR	650,000	468,963
Switzerland–0.23%
UBS Group AG, 2.13%, 10/13/2026(a)(b)	EUR	1,525,000	1,602,629
United Kingdom–2.88%
Barclays PLC, 7.13%(b)(d)	GBP	4,175,000	5,194,401
BP Capital Markets PLC, 3.25%(a)(b)(d)	EUR	3,050,000	3,208,756
Lloyds Banking Group PLC, 8.50%(b)(d)	GBP	950,000	1,225,121
Nationwide Building Society, 5.75%(a)(b)(d)	GBP	2,900,000	3,477,223
NatWest Group PLC, 5.13%(b)(d)	GBP	900,000	1,050,189
NGG Finance PLC, 5.63%, 06/18/2073(a)(b)	GBP	4,000,000	5,007,408
United Kingdom Gilt, 0.50%, 10/22/2061(a)	GBP	2,963,000	1,161,141
			20,324,239
United States–0.47%
Citigroup, Inc., 4.25%, 02/25/2030(a)(b)	EUR	1,550,000	1,661,654
Morgan Stanley, 2.10%, 05/08/2026(b)	EUR	1,600,000	1,693,731
			3,355,385
	Principal Amount		Value
Uruguay–0.14%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	34,725,100	$973,348
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $210,000,342)			212,631,622

U.S. Government Sponsored Agency Mortgage-Backed Securities–14.73%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(i)		$154,305	20,085
6.00%, 12/25/2032 - 08/25/2035(i)(j)		449,625	63,805
5.50%, 01/25/2034 - 06/25/2035(i)		146,145	22,017
Fannie Mae REMICs,
5.50%, 12/25/2025		3,068	3,048
6.00%, 01/25/2032		17,038	17,069
6.43%, 04/25/2032 - 12/25/2032(k)		103,410	104,523
5.93% (30 Day Average SOFR + 0.61%), 09/25/2032(k)		25,064	24,906
5.93% (30 Day Average SOFR + 0.61%), 10/18/2032(k)		7,831	7,788
5.83% (30 Day Average SOFR + 0.51%), 11/25/2033(k)		4,629	4,610
4.64% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(k)		30,360	35,166
4.27% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(k)		32,960	35,793
6.37% (30 Day Average SOFR + 1.05%), 06/25/2037(k)		6,338	6,395
4.00%, 03/25/2041		18,196	17,057
IO, 1.27%, 10/25/2031 - 05/25/2035(i)(k)		113,070	7,845
2.47%, 11/18/2031 - 12/18/2031(i)(k)		14,891	1,232
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(k)		2,291	206
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(k)		2,399	195
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(i)(k)		3,643	374
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(i)(k)		13,934	902
2.37% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(i)(k)		1,822	177
2.57%, 07/25/2032 - 09/25/2032(i)(k)		8,160	856
2.67%, 12/18/2032(i)(k)		26,487	2,201
2.82%, 02/25/2033 - 05/25/2033(i)(k)		26,324	3,477
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

7.00%, 03/25/2033 - 04/25/2033(i)	$75,194	$9,834
2.12% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(k)	105,307	10,387
0.62%, 03/25/2035 - 07/25/2038(i)(k)	130,620	7,934
1.32%, 03/25/2035 - 05/25/2035(i)(k)	124,529	4,022
1.17% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(k)	62,694	3,331
1.80% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(i)(k)	123,466	5,009
1.11% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(k)	111,205	8,145
4.00%, 04/25/2041(i)	195,276	19,091
1.12% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(k)	48,495	3,162
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(k)	148,120	15,427
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	27,487	28,335
5.00%, 09/01/2033 - 03/01/2053	13,879,463	13,563,972
7.00%, 10/01/2037	6,013	6,209
4.50%, 10/01/2052	6,808,917	6,537,876
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	98,699	100,860
7.00%, 07/01/2032 - 04/01/2033	12,919	13,328
5.00%, 07/01/2033	67,864	68,245
5.50%, 02/01/2035 - 03/01/2053	13,962,384	13,937,067
4.50%, 07/01/2052	7,686,918	7,368,189
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.64%, 02/25/2026(j)	1,599,603	13,708
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,846,472	44,587
Series K093, Class X1, IO, 0.94%, 05/25/2029(j)	19,307,478	746,678
Freddie Mac REMICs,
7.00%, 09/15/2026	31,868	31,827
5.88%, 12/15/2028 - 02/15/2029(k)	59,620	59,362
6.00%, 04/15/2029	30,527	30,566
6.50%, 10/15/2029 - 06/15/2032	90,357	92,274
5.98%, 06/15/2031 - 01/15/2032(k)	56,662	56,424
6.43%, 02/15/2032 - 03/15/2032(k)	39,628	39,822
3.50%, 05/15/2032	11,230	10,828
4.83% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(k)	25,344	29,700
4.00%, 06/15/2038	14,121	13,249
	Principal Amount	Value

3.00%, 05/15/2040	$121	$120
IO, 2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(i)(k)	22,312	419
3.27% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(i)(k)	12	0
2.22% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(i)(k)	71,431	3,119
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(i)(k)	3,013	166
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(i)(k)	126,722	4,052
1.62% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(i)(k)	42,012	2,341
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(k)	45,042	2,123
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(k)	6,585	322
1.29%, 05/15/2035(i)(k)	138,785	8,318
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(k)	27,846	2,460
0.57% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(i)(k)	12,578	947
0.64% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(k)	60,448	4,519
0.82% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(k)	16,397	1,063
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(i)	808	65
7.00%, 09/01/2029(i)	6,320	737
6.00%, 12/15/2032(i)	17,005	1,925
Government National Mortgage Association,
ARM, 3.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(k)	229	226
8.00%, 05/15/2026	2,762	2,764
7.00%, 04/15/2028 - 07/15/2028	14,330	14,357
IO, 1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(k)	68,639	4,412
1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(k)	105,546	5,706
TBA, 5.50%, 04/18/2054(l)	19,100,000	19,085,046
6.00%, 04/18/2054(l)	41,300,000	41,667,420
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $105,614,354)		104,071,802
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

Asset-Backed Securities–7.08%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(k)	$7,439	$6,914
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(j)	3,921,027	60,599
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(j)	1,947,385	41,494
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(m)	3,699	3,325
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(j)	4,704,547	130,734
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(m)	145,331	138,188
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(k)	29,372	27,671
COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,537,541
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	23,964
Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	878,822
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	92,192	85,446
Series 2005-J4, Class A7, 5.50%, 11/25/2035	171,628	138,871
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 5.67% (1 mo. Term SOFR + 0.34%), 12/15/2035(k)	2	2
Series 2006-H, Class 2A1A, 3.63% (1 mo. Term SOFR + 0.26%), 11/15/2036(k)	7,082	6,909
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(m)	21,116	18,600
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	30,626	30,582
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	453,946	451,445
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(a)(m)	280,000	268,178
Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(m)	1,810,000	1,746,333
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	325,500	329,450
Principal Amount		Value

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.56%, 07/25/2035(m)	$1,539	$1,393
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	65,032	60,219
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(m)	9,618	9,386
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	680,000	609,109
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.64% (1 mo. Term SOFR + 0.31%), 08/25/2036(k)	654,275	231,070
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(j)	1,600,894	42,483
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(g)	330,165	326,634
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(a)(g)	634,933	629,010
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,848	3,627
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(j)	2,910,322	72,973
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(a)(m)	449,658	446,036
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.86%, 12/25/2035(m)	2,623	2,347
Series 2003-AR10, Class A7, 5.85%, 10/25/2033(m)	13,999	13,152
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(j)	2,660,771	69,331
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	149,021	140,265
Series 2014-C20, Class AS, 4.18%, 05/15/2047	490,000	466,864
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 8.83% (3 mo. Term SOFR + 3.51%), 07/23/2029(a)(k)	250,000	250,324
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Alba PLC,
Series 2007-1, Class F, 8.60% (SONIA + 3.37%), 03/17/2039(a)(h)(k)	GBP	688,955	$829,608
Series 2007-1, Class E, 6.55% (SONIA + 1.32%), 03/17/2039(a)(h)(k)	GBP	1,951,376	2,278,862
Series 2006-2, Class F, 8.60% (SONIA + 3.37%), 12/15/2038(a)(h)(k)	GBP	487,808	568,979
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 6.25% (SONIA + 1.02%), 06/15/2044(a)(h)(k)	GBP	780,000	856,813
Series 2007-2, Class B1, 6.75% (SONIA + 1.52%), 09/15/2044(a)(h)(k)	GBP	872,000	935,279
Eurosail PLC,
Series 2006-2X, Class E1C, 8.60% (SONIA + 3.37%), 12/15/2044(a)(h)(k)	GBP	1,830,000	2,044,627
Series 2006-4X, Class E1C, 8.35% (SONIA + 3.12%), 12/10/2044(a)(h)(k)	GBP	1,608,337	1,999,343
Series 2006-2X, Class D1A, 4.74% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(h)(k)	EUR	2,700,000	2,511,600
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.24% (SONIA + 1.01%), 03/13/2045(a)(h)(k)	GBP	750,000	807,334
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 4.73% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(h)(k)	EUR	3,600,000	3,349,406
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.68% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(h)(k)	EUR	1,780,000	1,862,391
Ludgate Funding PLC, Series 2007-1, Class MA, 5.56% (SONIA + 0.36%), 01/01/2061(a)(h)(k)	GBP	827,830	955,227
Mortgage Funding PLC, Series 2008-1, Class B2, 8.55% (SONIA + 3.32%), 03/13/2046(a)(k)	GBP	4,925,496	5,952,037
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 7.27% (SONIA + 2.05%), 10/20/2051(a)(h)(k)	GBP	870,000	1,101,751
Series 2019-GR4X, Class DR, 6.42% (SONIA + 1.20%), 10/20/2051(a)(h)(k)	GBP	3,750,000	4,745,230
Series 2019-GR4X, Class GR, 7.72% (SONIA + 2.50%), 10/20/2051(a)(h)(k)	GBP	725,000	917,999
Prosil Acquisition S.A., Series 2019-1, Class A, 5.91% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(h)(k)	EUR	1,304,434	1,177,506
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.65% (1 mo. EURIBOR + 2.80%), 11/14/2035(a)(h)(k)	EUR	2,913,710	3,040,042
	Principal Amount		Value

Alhambra SME Funding DAC, Series 2019-1, Class D, 13.09% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(h)(k)	EUR	141,425	$121,101
Lusitano Mortgages No. 5 PLC, Series D, 4.90% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(h)(k)	EUR	647,052	591,720
Futura S.r.l., Series 2019-1, Class A, 6.87% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(h)(k)	EUR	213,862	231,253
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(n)		$3,144,648	2,987,416
0.00%, 12/31/2043(e)(h)(n)	ARS	33,994,486	37,661
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(e)(h)(m)(n)	ARS	133,500,000	828,552
Total Asset-Backed Securities (Cost $53,955,647)			50,031,028

Agency Credit Risk Transfer Notes–4.19%
United States–4.19%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 8.42% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(k)		$770,000	801,461
Series 2022-R05, Class 2M1, 7.22% (30 Day Average SOFR + 1.90%), 04/25/2042(a)(k)		2,347,726	2,362,934
Series 2022-R08, Class 1M2, 8.92% (30 Day Average SOFR + 3.60%), 07/25/2042(a)(k)		1,350,000	1,427,737
Series 2023-R02, Class 1M1, 7.62% (30 Day Average SOFR + 2.30%), 01/25/2043(a)(k)		482,125	493,889
Series 2023-R03, Class 2M1, 7.82% (30 Day Average SOFR + 2.50%), 04/25/2043(a)(k)		962,829	982,168
Series 2023-R04, Class 1M1, 7.62% (30 Day Average SOFR + 2.30%), 05/25/2043(a)(k)		1,037,472	1,059,460
Series 2023-R06, Class 1M1, 7.02% (30 Day Average SOFR + 1.70%), 07/25/2043(a)(k)		539,827	544,832
Series 2023-R06, Class 1M2, 8.02% (30 Day Average SOFR + 2.70%), 07/25/2043(a)(k)		490,000	508,031
Series 2023-R06, Class 1B1, 9.22% (30 Day Average SOFR + 3.90%), 07/25/2043(a)(k)		565,000	595,230
Series 2023-R08, Class 1M2, 7.82% (30 Day Average SOFR + 2.50%), 10/25/2043(a)(k)		280,000	287,769
Series 2023-R08, Class 1M1, 6.82% (30 Day Average SOFR + 1.50%), 10/25/2043(a)(k)		438,699	440,857
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 7.72% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(k)	$1,500,000	$1,529,306
Series 2022-DNA3, Class M1B, STACR®, 8.22% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(k)	3,000,000	3,106,198
Series 2022-DNA3, Class M1A, STACR®, 7.32% (30 Day Average SOFR + 2.00%), 04/25/2042(a)(k)	1,653,122	1,675,114
Series 2022-HQA2, Class M1, STACR®, 9.32% (30 Day Average SOFR + 4.00%), 07/25/2042(a)(k)	1,500,000	1,597,591
Series 2022-HQA3, Class M1, STACR®, 8.87% (30 Day Average SOFR + 3.55%), 08/25/2042(a)(k)	1,500,000	1,576,796
Series 2022-HQA3, Class M2, STACR®, 10.67% (30 Day Average SOFR + 5.35%), 08/25/2042(a)(k)	1,605,000	1,746,405
Series 2023-DNA1, Class M1, STACR®, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2043(a)(k)	1,006,393	1,027,386
Series 2023-HQA1, Class M1, STACR®, 8.82% (30 Day Average SOFR + 3.50%), 05/25/2043(a)(k)	2,534,425	2,678,655
Series 2023-HQA2, Class M1, STACR®, 7.32% (30 Day Average SOFR + 2.00%), 06/25/2043(a)(k)	980,176	987,744
Series 2023-HQA2, Class M1, STACR®, 8.67% (30 Day Average SOFR + 3.35%), 06/25/2043(a)(k)	900,000	953,533
Series 2024-DNA1, Class M2, STACR®, 7.27% (30 Day Average SOFR + 1.95%), 02/25/2044(a)(k)	1,550,000	1,556,761
Series 2024-HQA1, Class M2, STACR®, 7.32% (30 Day Average SOFR + 2.00%), 03/25/2044(a)(k)	1,670,900	1,675,476
Total Agency Credit Risk Transfer Notes (Cost $28,872,888)		29,615,333

U.S. Treasury Securities–2.11%
U.S. Treasury Bills–2.11%
5.38%, 05/16/2024 (Cost $14,902,087)(o)(p)	14,902,087	14,902,087
	Shares
Common Stocks & Other Equity Interests–1.30%
Argentina–1.28%
Banco BBVA Argentina S.A.(q)	80,000	286,603
Banco Macro S.A., Class B(q)	170,000	1,105,425
Grupo Financiero Galicia S.A., Class B	535,000	1,758,801
Pampa Energia S.A.(q)	400,000	884,812
YPF S.A., ADR(q)	22,500	445,500
Shares		Value
Argentina–(continued)
YPF S.A., Class D(q)	179,000	$4,570,216
		9,051,357
United States–0.02%
ACNR Holdings, Inc.	911	75,993
Claire’s Holdings LLC, Class S	235	15,275
McDermott International Ltd.(q)	39,024	7,805
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(n)(q)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(n)(q)	35,496	1,065
Sabine Oil & Gas Holdings, Inc.(n)(q)	837	126
Windstream Services LLC, Wts.	176	1,877
		103,099
Total Common Stocks & Other Equity Interests (Cost $9,711,320)		9,154,456
Principal Amount
Variable Rate Senior Loan Interests–0.77%(r)(s)
United States–0.77%
Bally’s Corp., Term Loan B, 8.83% (3 mo. Term SOFR + 3.51%), 10/02/2028	$310,000	291,851
Boost Newco Borrower LLC (WorldPay), Term Loan, 8.31% (3 mo. Term SOFR + 3.00%), 01/31/2031	295,000	296,415
Camelot US Acquisition LLC, Term Loan, 8.08% (1 mo. Term SOFR + 2.75%), 01/31/2031	295,000	295,221
Carnival Corp., Incremental Term Loan B, 8.70% (1 mo. Term SOFR + 3.36%), 10/18/2028	296,438	297,210
Claire’s Stores, Inc., Term Loan, 11.93% (1 mo. Term SOFR + 6.60%), 12/18/2026	69,877	66,593
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 3.11%), 08/21/2026	285,646	286,003
DTZ U.S. Borrower LLC, Term Loan B, -% , 01/31/2030(n)(t)	302,242	303,376
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.08% (1 mo. Term SOFR + 2.75%), 01/18/2029	291,945	292,218
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.50% (1 mo. PRIME + 6.00%), 03/27/2028	498,687	328,954
Greystar Real Estate Partners, LLC, Term Loan, 8.58% (3 mo. Term SOFR + 3.25%), 08/21/2030(n)	156,807	157,199
IRB Holding Corp., Term Loan B, 8.18% (1 mo. Term SOFR + 2.85%), 12/15/2027	298,700	299,121
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Jane Street Group LLC, Term Loan, 7.94% (1 mo. Term SOFR + 2.61%), 01/26/2028	$290,000	$290,471
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 8.06% (1 mo. Term SOFR + 2.75%), 10/23/2028	289,527	290,481
New Red Finance, Inc., Term Loan B-5, 7.58% , 09/23/2030	300,247	300,435
NFE Atlantic Holdings LLC, Term Loan B, 10.32% (1 mo. Term SOFR + 5.00%), 10/30/2028	407,000	408,823
Prairie ECI Acquiror L.P., Term Loan B, 10.08% (1 mo. Term SOFR + 4.75%), 08/01/2029	195,000	194,530
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.19% (1 mo. Term SOFR + 3.86%), 04/20/2028	156,954	157,216
Scientific Games Lottery, First Lien Term Loan, 8.58% (3 mo. Term SOFR + 3.25%), 04/04/2029	300,177	300,466
Syneos Health, Inc., Term Loan, 9.31% (3 mo. Term SOFR + 4.00%), 09/27/2030	300,000	298,519
Uber Technologies, Inc., Term Loan B, 8.08% (3 mo. Term SOFR + 2.75%), 03/03/2030	177,000	177,966
Victoria’s Secret & Co., First Lien Term Loan, 8.84% (3 mo. Term SOFR + 3.51%), 08/02/2028	135,000	133,875
Total Variable Rate Senior Loan Interests (Cost $5,571,176)		5,466,943
Shares		Value
Preferred Stocks–0.04%
United States–0.04%
Bank of America Corp., 6.50%, Series Z, Pfd.(b)	290,000	$290,971
Claire’s Holdings LLC, Series A, Pfd.	71	15,265
Total Preferred Stocks (Cost $325,899)		306,236
Money Market Funds–6.87%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(u)(v)	16,702,009	16,702,009
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(u)(v)	12,764,522	12,769,628
Invesco Treasury Portfolio, Institutional Class, 5.21%(u)(v)	19,088,010	19,088,010
Total Money Market Funds (Cost $48,560,867)		48,559,647

Options Purchased–2.05%
(Cost $17,863,122)(w)		14,471,785
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-104.92% (Cost $756,980,888)		741,570,071
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.12%
Invesco Private Government Fund, 7.57%(u)(v)(x)	7,903,480	7,903,480
Invesco Private Prime Fund, 5.49%(u)(v)(x)	21,203,864	21,214,466
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,119,293)		29,117,946
TOTAL INVESTMENTS IN SECURITIES—109.04% (Cost $786,100,181)		770,688,017
OTHER ASSETS LESS LIABILITIES–(9.04)%		(63,869,493)
NET ASSETS–100.00%		$706,818,524
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $276,906,202, which represented 39.18% of the Fund’s Net Assets.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at March 31, 2024 was $688,324, which represented less than 1% of the Fund’s Net Assets.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2024.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(p)	Security traded at a premium.
(q)	Non-income producing security.
(r)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(s)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(t)	This variable rate interest will settle after March 31, 2024, at which time the interest rate will be determined.
(u)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,078,518	$25,248,556	$(24,625,065)	$-	$-	$16,702,009	$196,964
Invesco Liquid Assets Portfolio, Institutional Class	12,328,173	18,034,683	(17,589,333)	(3,600)	(295)	12,769,628	156,310
Invesco Treasury Portfolio, Institutional Class	18,375,449	28,855,493	(28,142,932)	-	-	19,088,010	224,551
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,429,657	40,893,327	(40,419,504)	-	-	7,903,480	120,222*
Invesco Private Prime Fund	20,083,316	64,613,744	(63,478,070)	(2,503)	(2,021)	21,214,466	327,567*
Total	$74,295,113	$177,645,803	$(174,254,904)	$(6,103)	$(2,316)	$77,677,593	$1,025,614

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(v)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(w)	The table below details options purchased.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	05/21/2024	USD	0.67	AUD	1,200,000	$ 97,524
EUR versus USD	Call	Goldman Sachs International	05/20/2024	USD	1.15	EUR	22,875,000	370
EUR versus USD	Call	Morgan Stanley and Co. International PLC	04/05/2024	USD	1.15	EUR	762,500	1
USD versus JPY	Call	Goldman Sachs International	02/13/2026	JPY	175.00	USD	4,650,000	134,343
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	02/13/2026	JPY	175.00	USD	4,650,000	134,343
Subtotal — Foreign Currency Call Options Purchased								366,581
Currency Risk
CNH versus INR	Put	Goldman Sachs International	02/19/2025	INR	11.45	CNH	13,020,000	392,411
EUR versus BRL	Put	Goldman Sachs International	05/29/2024	BRL	5.35	EUR	1,550,000	204,171
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	05/30/2024	HUF	385.00	EUR	1,162,500	142,233
EUR versus HUF	Put	Merrill Lynch International	05/16/2024	HUF	385.00	EUR	15,500,000	6,555
EUR versus INR	Put	Morgan Stanley and Co. International PLC	05/28/2024	INR	89.50	EUR	1,550,000	378,117
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	07/08/2024	MXN	18.30	EUR	762,500	226,203
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	06/20/2024	NOK	11.40	EUR	27,450,000	16,258
EUR versus NOK	Put	Merrill Lynch International	05/15/2024	NOK	11.30	EUR	18,600,000	13,485
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	04/25/2024	NOK	11.10	EUR	18,600,000	361
EUR versus ZAR	Put	Goldman Sachs International	04/29/2024	ZAR	20.10	EUR	915,000	166,117
EUR versus ZAR	Put	Goldman Sachs International	07/10/2024	ZAR	20.35	EUR	18,300,000	358,394
EUR versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	05/16/2024	ZAR	20.20	EUR	1,850,000	304,778
TWD versus INR	Put	Deutsche Bank AG	01/09/2025	INR	2.70	TWD	15,250,000	236,557
USD versus BRL	Put	Goldman Sachs International	06/20/2024	BRL	4.80	USD	1,220,000	299,875
USD versus BRL	Put	Goldman Sachs International	08/20/2024	BRL	4.78	USD	12,400,000	53,642
USD versus BRL	Put	Merrill Lynch International	06/17/2024	BRL	4.85	USD	2,015,000	206,366
USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL	4.90	USD	900,000	188,441
USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/08/2024	BRL	4.60	USD	900,000	20,505
USD versus CAD	Put	Deutsche Bank AG	05/07/2024	CAD	1.30	USD	762,500	4,073
USD versus CAD	Put	Merrill Lynch International	05/17/2024	CAD	1.32	USD	1,550,000	96,632
USD versus CAD	Put	Morgan Stanley and Co. International PLC	05/21/2024	CAD	1.32	USD	1,200,000	82,100
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	920.00	USD	14,550,000	11,786
USD versus CLP	Put	Morgan Stanley and Co. International PLC	05/06/2024	CLP	870.00	USD	18,300,000	531
USD versus COP	Put	Goldman Sachs International	06/17/2024	COP	3,875.00	USD	15,810,000	238,873
USD versus COP	Put	Merrill Lynch International	06/18/2024	COP	3,800.00	USD	27,450,000	47,900
USD versus COP	Put	Merrill Lynch International	07/31/2024	COP	3,650.00	USD	1,085,000	116,304
USD versus COP	Put	Morgan Stanley and Co. International PLC	05/21/2024	COP	3,900.00	USD	15,250,000	247,965
USD versus IDR	Put	Goldman Sachs International	05/07/2024	IDR	14,600.00	USD	1,830,000	2,095
USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	15,375.00	USD	14,640,000	6,368
USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	15,400.00	USD	15,500,000	67,332
USD versus JPY	Put	Deutsche Bank AG	07/18/2024	JPY	129.40	USD	750,000	10,961
USD versus JPY	Put	Goldman Sachs International	05/07/2024	JPY	118.00	USD	22,500,000	248
USD versus JPY	Put	Goldman Sachs International	05/30/2024	JPY	115.00	USD	2,250,000	626
USD versus JPY	Put	Goldman Sachs International	06/10/2024	JPY	115.00	USD	2,250,000	1,118
USD versus JPY	Put	Goldman Sachs International	09/17/2024	JPY	122.00	USD	1,525,000	15,442
USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY	115.00	USD	1,500,000	569
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus JPY	Put	Morgan Stanley and Co. International PLC	04/18/2024	JPY	132.00	USD	750,000	$907
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	25,575,000	470,734
USD versus MXN	Put	Merrill Lynch International	05/17/2024	MXN	16.50	USD	1,525,000	485,142
USD versus TRY	Put	Goldman Sachs International	08/01/2024	TRY	32.50	USD	1,550,000	48,704
USD versus ZAR	Put	Goldman Sachs International	05/14/2024	ZAR	15.00	USD	3,000,000	447
USD versus ZAR	Put	Goldman Sachs International	05/20/2024	ZAR	18.75	USD	12,400,000	168,739
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	18.15	USD	11,250,000	187,493
Subtotal — Foreign Currency Put Options Purchased								5,527,558
Total Foreign Currency Options Purchased								$5,894,139

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $15,637,397.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30%	Receive	KWCDC	Quarterly	11/08/2028	KRW	9,150,000,000	$143,600
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.02	Pay	SOFR	Annually	04/22/2024	USD	91,500,000	41
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	46,500,000	6,496,412
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50	Pay	SONIA	At Maturity	06/24/2024	GBP	184,265,000	506,100
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.36	Pay	SOFR	Annually	05/01/2024	USD	15,000,000	697,982
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	9,300,000	733,511
Subtotal — Interest Rate Put Swaptions Purchased										8,434,046
Total Interest Rate Swaptions Purchased										$8,577,646

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $15,637,397.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
Goldman Sachs International	Put	350.00%	Markit iTraxx Europe Crossover Index, Series 41, Version 1	5.00%	Quarterly	06/19/2024	2.973%	EUR	30,650,000	$(186,370)
J.P. Morgan Chase Bank, N.A.	Put	103.00	Markit CDX North America High Yield Index, Series 41, Version 2	5.00	Quarterly	04/17/2024	3.116	USD	45,750,000	(10,585)
J.P. Morgan Chase Bank, N.A.	Put	103.50	Markit CDX North America High Yield Index, Series 41, Version 2	5.00	Quarterly	04/17/2024	3.116	USD	30,500,000	(7,420)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	5.00	Quarterly	06/19/2024	2.973	EUR	51,090,000	(310,657)
Total Credit Default Swaptions Written										$(515,032)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $15,637,397.
(b)	Implied credit spreads represent the current level, as of March 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
CNH versus INR	Call	Goldman Sachs International	02/19/2025	INR	12.45	CNH	13,020,000	$(279,149)
EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	05/30/2024	HUF	410.00	EUR	11,625,000	(32,458)
EUR versus HUF	Call	Merrill Lynch International	05/16/2024	HUF	400.00	EUR	15,500,000	(92,139)
EUR versus PLN	Call	Goldman Sachs International	08/23/2024	PLN	4.50	EUR	18,600,000	(76,574)
EUR versus ZAR	Call	Goldman Sachs International	07/10/2024	ZAR	22.00	EUR	18,300,000	(176,956)
TWD versus INR	Call	Deutsche Bank AG	01/09/2025	INR	2.80	TWD	7,625,000	(50,441)
USD versus BRL	Call	Goldman Sachs International	08/20/2024	BRL	5.25	USD	12,400,000	(177,952)
USD versus BRL	Call	Goldman Sachs International	02/20/2025	BRL	5.30	USD	1,240,000	(377,152)
USD versus BRL	Call	Goldman Sachs International	03/20/2025	BRL	5.50	USD	1,220,000	(262,909)
USD versus BRL	Call	Merrill Lynch International	09/17/2024	BRL	5.30	USD	20,150,000	(305,273)
USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	1,000.00	USD	14,550,000	(126,716)
USD versus COP	Call	Goldman Sachs International	06/17/2024	COP	4,125.00	USD	15,810,000	(97,911)
USD versus COP	Call	Merrill Lynch International	07/31/2024	COP	4,100.00	USD	10,850,000	(146,019)
USD versus COP	Call	Morgan Stanley and Co. International PLC	05/21/2024	COP	4,190.00	USD	15,250,000	(29,280)
USD versus IDR	Call	Standard Chartered Bank PLC	05/07/2024	IDR	16,325.00	USD	14,640,000	(14,977)
USD versus IDR	Call	Standard Chartered Bank PLC	08/23/2024	IDR	16,290.00	USD	11,625,000	(98,510)
USD versus MXN	Call	Goldman Sachs International	03/31/2025	MXN	18.50	USD	46,887,500	(1,118,783)
USD versus MXN	Call	Merrill Lynch International	09/03/2024	MXN	18.50	USD	15,250,000	(87,535)
USD versus ZAR	Call	Goldman Sachs International	05/20/2024	ZAR	19.85	USD	12,400,000	(91,698)
USD versus ZAR	Call	Goldman Sachs International	10/16/2024	ZAR	21.75	USD	11,250,000	(127,013)
USD versus ZAR	Call	Goldman Sachs International	12/16/2024	ZAR	21.50	USD	3,050,000	(56,132)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	10/21/2024	ZAR	22.00	USD	18,600,000	(192,547)
Subtotal — Foreign Currency Call Options Written								(4,018,124)
Currency Risk
AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	62,343,750	(828,167)
EUR versus NOK	Put	Merrill Lynch International	05/15/2024	NOK	11.10	EUR	37,200,000	(5,739)
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	04/25/2024	NOK	10.85	EUR	37,200,000	(40)
EUR versus ZAR	Put	Goldman Sachs International	07/10/2024	ZAR	19.35	EUR	18,300,000	(86,198)
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	04/29/2024	CLP	890.00	USD	14,550,000	(1,833)
USD versus COP	Put	Goldman Sachs International	06/17/2024	COP	3,750.00	USD	15,810,000	(76,125)
USD versus COP	Put	Morgan Stanley and Co. International PLC	05/21/2024	COP	3,750.00	USD	15,250,000	(45,079)
USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	14,895.00	USD	14,640,000	(908)
USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	14,925.00	USD	23,250,000	(30,853)
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	25,575,000	(182,606)
USD versus ZAR	Put	Goldman Sachs International	05/20/2024	ZAR	18.10	USD	12,400,000	(46,438)
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	17.15	USD	11,250,000	(63,124)
Subtotal — Foreign Currency Put Options Written								(1,367,110)
Total – Foreign Currency Options Written								$(5,385,234)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $15,637,397.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	Deutsche Bank AG	3.50%	SOFR	Receive	Annually	03/28/2025	USD	22,500,000	$(1,328,554)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.32	SOFR	Receive	Annually	07/08/2024	USD	21,700,000	(272,514)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.33	SOFR	Receive	Annually	07/25/2024	USD	20,150,000	(312,026)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.85	SOFR	Receive	Annually	06/17/2024	USD	31,000,000	(508,357)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SOFR	Receive	Annually	06/07/2024	USD	23,250,000	(401,926)
30 Year Interest Rate Swap	Call	Toronto-Dominion Bank (The)	3.50	SOFR	Receive	Annually	06/21/2024	USD	23,250,000	(472,713)
Subtotal—Interest Rate Call Swaptions Written										(3,296,090)
Interest Rate Risk
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.57	SOFR	Pay	Annually	05/01/2024	USD	68,000,000	(1,189,940)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	83,700,000	(777,746)
5 Year Interest Rate Swap	Put	Goldman Sachs International	3.75	SOFR	Pay	Annually	04/16/2024	USD	93,000,000	(972,245)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.10	6 Month EURIBOR	Pay	Semi-Annually	12/06/2024	EUR	53,375,000	(417,750)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	93,000,000	(2,432,768)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.75	SOFR	Pay	Annually	12/19/2024	USD	91,500,000	(1,405,793)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.55	SOFR	Pay	Annually	05/22/2024	USD	308,140,000	(516,581)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50	SONIA	Pay	At Maturity	03/24/2025	GBP	184,265,000	(549,835)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.35	SOFR	Pay	Annually	05/06/2024	USD	248,000,000	(866,644)
Subtotal—Interest Rate Put Swaptions Written										(9,129,302)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(12,425,392)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $15,637,397.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	260	June-2024	$53,165,938	$(42,539)	$(42,539)
U.S. Treasury 5 Year Notes	314	June-2024	33,602,906	86,040	86,040
U.S. Treasury 10 Year Notes	326	June-2024	36,119,781	253,980	253,980
Subtotal—Long Futures Contracts				297,481	297,481
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	58	June-2024	(7,399,292)	(8,223)	(8,223)
U.S. Treasury Long Bonds	16	June-2024	(1,927,000)	(21,911)	(21,911)
U.S. Treasury Ultra Bonds	43	June-2024	(5,547,000)	(57,545)	(57,545)
Subtotal—Short Futures Contracts				(87,679)	(87,679)
Total Futures Contracts				$209,802	$209,802

(a)	Futures contracts collateralized by $4,933,678 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/20/2024	BNP Paribas S.A.	NZD	17,848,000	USD	10,976,838	$312,969
06/20/2024	Deutsche Bank AG	AUD	5,330,000	USD	3,513,988	33,074
06/20/2024	Deutsche Bank AG	EUR	10,200,000	USD	11,113,747	74,736
06/20/2024	Deutsche Bank AG	IDR	111,934,220,000	USD	7,171,363	134,588
06/20/2024	Deutsche Bank AG	PEN	51,306,000	USD	13,979,837	207,000
06/20/2024	Deutsche Bank AG	USD	3,653,608	MXN	62,301,904	47,743
06/20/2024	Deutsche Bank AG	ZAR	39,246,517	USD	2,094,139	35,269
07/22/2024	Deutsche Bank AG	JPY	214,755,000	USD	1,500,000	57,454
04/02/2024	Goldman Sachs International	BRL	219,516,070	USD	43,947,275	178,868
05/03/2024	Goldman Sachs International	BRL	203,939,000	USD	40,828,138	291,803
05/09/2024	Goldman Sachs International	JPY	938,736,000	USD	7,380,000	1,143,533
05/10/2024	Goldman Sachs International	IDR	74,343,750,000	USD	4,758,000	79,203
05/20/2024	Goldman Sachs International	AUD	6,187,500	USD	4,159,238	121,712
06/20/2024	Goldman Sachs International	INR	646,990,350	USD	7,786,527	46,112
04/02/2024	J.P. Morgan Chase Bank, N.A.	BRL	12,230,000	USD	2,447,860	9,371
06/20/2024	J.P. Morgan Chase Bank, N.A.	AUD	9,730,000	USD	6,436,737	82,274
06/20/2024	J.P. Morgan Chase Bank, N.A.	EUR	56,253,248	USD	61,687,907	807,497
06/20/2024	J.P. Morgan Chase Bank, N.A.	GBP	34,457,510	USD	44,091,323	582,821
06/20/2024	J.P. Morgan Chase Bank, N.A.	JPY	811,047,000	USD	5,574,361	151,597
06/20/2024	J.P. Morgan Chase Bank, N.A.	THB	324,425,610	USD	9,000,000	50,813
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	10,736,665	CNY	76,750,000	31,043
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	8,431,115	MXN	145,513,059	213,804
06/21/2024	Merrill Lynch International	CLP	1,153,275,000	USD	1,215,881	41,181
08/02/2024	Merrill Lynch International	COP	5,473,980,000	USD	1,395,000	6,383
04/02/2024	Morgan Stanley and Co. International PLC	BRL	231,746,070	USD	46,732,940	526,044
04/22/2024	Morgan Stanley and Co. International PLC	JPY	217,875,000	USD	1,500,000	56,345
05/13/2024	Standard Chartered Bank PLC	IDR	94,727,754,000	USD	6,039,000	77,835
06/20/2024	Standard Chartered Bank PLC	ZAR	326,316,483	USD	17,402,432	283,885
06/20/2024	UBS AG	CAD	5,890,000	USD	4,370,399	17,165
06/20/2024	UBS AG	JPY	345,382,000	USD	2,332,028	22,760
Subtotal—Appreciation						5,724,882
Currency Risk
06/20/2024	Barclays Bank PLC	USD	1,290,031	EUR	1,185,000	(7,558)
06/20/2024	BNP Paribas S.A.	USD	1,414,061	NZD	2,299,219	(40,317)
06/20/2024	Citibank, N.A.	COP	5,516,273,530	USD	1,390,488	(18,290)
06/20/2024	Deutsche Bank AG	CAD	1,490,000	USD	1,098,763	(2,479)
06/20/2024	Deutsche Bank AG	COP	61,499,066,470	USD	15,473,371	(232,613)
06/20/2024	Deutsche Bank AG	MXN	185,462,000	USD	10,876,159	(142,123)
06/20/2024	Deutsche Bank AG	USD	20,803,745	IDR	324,715,256,900	(390,433)
06/20/2024	Deutsche Bank AG	USD	796	KRW	1,041,995	(21)
06/20/2024	Deutsche Bank AG	USD	9,218,575	THB	326,838,104	(202,840)
04/02/2024	Goldman Sachs International	USD	44,076,298	BRL	219,516,070	(307,892)
05/03/2024	Goldman Sachs International	USD	3,118,495	BRL	15,577,070	(22,288)
05/06/2024	Goldman Sachs International	MXN	81,823,125	USD	4,250,000	(645,839)
05/16/2024	Goldman Sachs International	ZAR	53,449,687	USD	2,662,500	(149,813)
05/17/2024	Goldman Sachs International	MXN	18,153,600	USD	960,000	(124,286)
06/20/2024	Goldman Sachs International	USD	880,023	INR	73,122,000	(5,212)
11/08/2024	Goldman Sachs International	USD	3,255,000	JPY	470,673,000	(43,367)
06/20/2024	HSBC Bank USA	USD	3,476,221	NOK	36,486,000	(109,212)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/20/2024	HSBC Bank USA	USD	14,479,881	PLN	56,730,000	$(288,812)
04/02/2024	J.P. Morgan Chase Bank, N.A.	USD	2,449,478	BRL	12,230,000	(10,989)
06/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	24,860,000	USD	3,477,700	(10,055)
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	13,260,460	AUD	20,039,402	(173,139)
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	43,636,039	EUR	39,793,640	(569,137)
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	9,846,409	GBP	7,695,000	(130,155)
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	36,947,108	JPY	5,375,654,988	(1,004,792)
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	3,755,128	KRW	4,915,500,113	(97,445)
06/21/2024	Merrill Lynch International	USD	5,623,680	CLP	5,334,116,383	(190,469)
04/02/2024	Morgan Stanley and Co. International PLC	USD	46,411,279	BRL	231,746,070	(204,381)
06/20/2024	Morgan Stanley and Co. International PLC	USD	313,007	CZK	7,230,000	(4,719)
06/20/2024	Morgan Stanley and Co. International PLC	USD	4,246,341	KRW	5,562,115,761	(107,503)
06/20/2024	Morgan Stanley and Co. International PLC	USD	1,664,141	THB	59,152,396	(32,440)
06/20/2024	Standard Chartered Bank PLC	USD	5,510,030	HUF	2,009,893,438	(28,066)
06/20/2024	Standard Chartered Bank PLC	USD	4,351,668	ZAR	81,599,000	(70,988)
06/20/2024	UBS AG	USD	2,741,702	CAD	3,695,000	(10,768)
06/20/2024	UBS AG	USD	2,773,526	EUR	2,539,000	(25,678)
06/20/2024	UBS AG	USD	3,064,934	GBP	2,400,000	(34,524)
Subtotal—Depreciation						(5,438,643)
Total Forward Foreign Currency Contracts						$286,239

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 41, Version 1	Buy	(5.00)%	Quarterly	06/20/2029	2.973%	EUR	42,970,000	$(4,196,999)	$(4,087,866)	$109,133
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.562	EUR	2,330,000	34,108	48,952	14,844
Subtotal - Appreciation								(4,162,891)	(4,038,914)	123,977
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	0.985	USD	1,500,000	61,962	(2,000)	(63,962)
Markit CDX North America High Yield Index, Series 41, Version 1	Buy	(5.00)	Quarterly	12/20/2028	3.116	USD	46,802,250	4,271	(3,454,100)	(3,458,371)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.604	EUR	2,330,000	(23,969)	(44,395)	(20,426)
Subtotal - Depreciation								42,264	(3,500,495)	(3,542,759)
Total Centrally Cleared Credit Default Swap Agreements								$(4,120,627)	$(7,539,409)	$(3,418,782)

(a)	Centrally cleared swap agreements collateralized by $16,074,863 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of March 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIIE	28 days	8.87%	28 days	03/14/2029	MXN	124,500,000	$—	$4,113	$4,113
Pay	SOFR	Annually	3.56	Annually	03/13/2029	USD	4,758,000	(94,562)	(90,305)	4,257
Pay	28 Day MXN TIIE	28 days	8.86	28 days	03/14/2029	MXN	371,365,000	—	5,508	5,508
Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	69,900,000	—	16,469	16,469
Receive	SORA	Semi-Annually	(2.44)	Semi-Annually	01/05/2044	SGD	9,150,000	—	24,959	24,959
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	349,500,000	—	36,042	36,042
Pay	6 Month EURIBOR	Semi-Annually	3.74	Annually	03/14/2025	EUR	48,498,000	—	36,834	36,834
Receive	SOFR	Annually	(3.73)	Annually	06/10/2034	USD	7,192,000	—	37,725	37,725
Receive	SOFR	Annually	(3.77)	Annually	03/14/2034	USD	8,525,000	1,080	50,942	49,862
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	499,500,000	—	59,333	59,333
Receive	SOFR	Annually	(3.55)	Annually	12/10/2034	USD	6,665,000	—	88,409	88,409
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	48,800,000	158	91,434	91,276
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	50,750,000	—	95,821	95,821
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	15,000,000,000	—	115,609	115,609
Subtotal — Appreciation								(93,324)	572,893	666,217
Interest Rate Risk
Pay	SOFR	Annually	3.30	Annually	05/11/2028	USD	26,170,000	—	(760,833)	(760,833)
Pay	EFFR	Annually	3.67	Annually	08/09/2039	USD	90,000,000	(66,501)	(700,147)	(633,646)
Receive	NFIX3FRA	Quarterly	(4.73)	Semi-Annually	02/23/2034	NZD	31,806,000	—	(546,919)	(546,919)
Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	10,800,000,000	—	(367,588)	(367,588)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	18,255,000,000	—	(330,650)	(330,650)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	—	(229,267)	(229,267)
Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	10,900,000,000	—	(220,187)	(220,187)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	—	(206,458)	(206,458)
Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	5,147,000,000	—	(174,316)	(174,316)
Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	5,285,000,000	—	(167,677)	(167,677)
Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	119,354,303	—	(109,780)	(109,780)
Receive	SOFR	Annually	(3.89)	Annually	04/25/2034	USD	22,674,000	(16,740)	(121,139)	(104,399)
Receive	SOFR	Annually	(3.95)	Annually	02/15/2034	USD	21,700,000	(99,447)	(203,755)	(104,308)
Pay	SONIA	Annually	4.31	Annually	04/17/2026	GBP	77,220,000	—	(95,648)	(95,648)
Receive	CORRA	Semi-Annually	(3.51)	Semi-Annually	03/26/2034	CAD	36,865,000	—	(90,626)	(90,626)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	87,000,000	—	(84,425)	(84,425)
Receive	SOFR	Annually	(3.69)	Annually	04/25/2054	USD	5,230,000	(3,906)	(81,551)	(77,645)
Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	27,883,036	—	(56,173)	(56,173)
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	—	(52,805)	(52,805)
Pay	6 Month EURIBOR	Semi-Annually	2.60	Annually	01/09/2029	EUR	12,627,000	(5,862)	(54,096)	(48,234)
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	15,004,000	—	(46,942)	(46,942)
Receive	SORA	Semi-Annually	(2.53)	Semi-Annually	01/11/2044	SGD	18,300,000	—	(41,493)	(41,493)
Receive	SOFR	Annually	(3.89)	Annually	02/27/2034	USD	9,455,000	—	(39,656)	(39,656)
Receive	SONIA	Annually	(3.71)	Annually	03/14/2034	GBP	6,479,000	—	(33,192)	(33,192)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	42,300,000	—	(30,846)	(30,846)
Pay	SOFR	Annually	4.00	Annually	12/13/2028	USD	28,578,500	—	(25,080)	(25,080)
Receive	TONAR	Annually	(0.53)	Annually	03/12/2029	JPY	1,859,998,031	—	(24,683)	(24,683)
Pay	CORRA	Semi-Annually	3.69	Semi-Annually	03/26/2026	CAD	331,795,000	—	(20,015)	(20,015)
Pay	SOFR	Annually	3.60	Annually	10/01/2030	USD	3,660,000	—	(1,620)	(1,620)
Subtotal — Depreciation								(192,456)	(4,917,567)	(4,725,111)
Total Centrally Cleared Interest Rate Swap Agreements								$(285,780)	$(4,344,674)	$(4,058,894)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

(a)	Centrally cleared swap agreements collateralized by $16,074,863 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.226%	EUR	1,250,000	$3,556	$7,586	$4,030
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.317	EUR	2,900,000	67,346	106,581	39,235
J.P. Morgan Chase Bank, N.A.	Markit CDX Investment Grade Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	2.283	USD	3,000,000	(158,242)	(27,574)	130,668
Subtotal—Appreciation									(87,340)	86,593	173,933
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.322	EUR	1,250,000	2,310	(6,653)	(8,963)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 4	Buy	(5.00)	Quarterly	12/20/2026	0.140	USD	34,602,884	(3,865,913)	(4,291,013)	(425,100)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.306	USD	8,994,808	(1,232,236)	(1,423,446)	(191,210)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 1	Sell	5.00	Quarterly	12/20/2028	6.273	EUR	7,750,000	(343,843)	(435,391)	(91,548)
Subtotal—Depreciation									(5,439,682)	(6,156,503)	(716,821)
Total Open Over-The-Counter Credit Default Swap Agreements									$(5,527,022)	$(6,069,910)	$(542,888)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $15,637,397.
(b)	Implied credit spreads represent the current level, as of March 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Morgan Stanley and Co. International PLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD	$90,000,000	$—	$700,147	$700,147

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $15,637,397.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
J.P. Morgan Chase Bank, N.A.	Pay	Markit iTraxx Europe Crossover Index, Series 32, Version 1	5.34%	Quarterly	16,019	June—2024	USD	7,625,000	$—	$7,210	$7,210
J.P. Morgan Chase Bank, N.A.	Pay	Markit iTraxx Europe Crossover Index, Series 32, Version 61	3.93	Quarterly	34,006	June—2024	EUR	7,625,000	—	31,500	31,500
Subtotal — Appreciation									—	38,710	38,710
Commodity Risk
J.P. Morgan Chase Bank, N.A.	Receive	Markit iTraxx Europe Crossover Index, Series 32, Version 1	5.33	Quarterly	24,565	June—2024	USD	7,625,000	—	(20,249)	(20,249)
Total — Total Return Swap Agreements									$—	$18,461	$18,461

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $15,637,397.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EFFR	—Effective Federal Funds Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NFIX3FRA	—New Zealand Bank Bill 3 Month Forward Rate Agreement
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$252,359,132	$—	$252,359,132
Non-U.S. Dollar Denominated Bonds & Notes	—	212,631,622	—	212,631,622
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	104,071,802	—	104,071,802
Asset-Backed Securities	—	46,177,399	3,853,629	50,031,028
Agency Credit Risk Transfer Notes	—	29,615,333	—	29,615,333
U.S. Treasury Securities	—	14,902,087	—	14,902,087
Common Stocks & Other Equity Interests	453,305	8,699,002	2,149	9,154,456
Variable Rate Senior Loan Interests	—	5,006,368	460,575	5,466,943
Preferred Stocks	—	306,236	—	306,236
Money Market Funds	48,559,647	29,117,946	—	77,677,593
Options Purchased	—	14,471,785	—	14,471,785
Total Investments in Securities	49,012,952	717,358,712	4,316,353	770,688,017
Other Investments - Assets*
Futures Contracts	340,020	—	—	340,020
Forward Foreign Currency Contracts	—	5,724,882	—	5,724,882
Swap Agreements	—	1,702,984	—	1,702,984
	340,020	7,427,866	—	7,767,886
Other Investments - Liabilities*
Futures Contracts	(130,218)	—	—	(130,218)
Forward Foreign Currency Contracts	—	(5,438,643)	—	(5,438,643)
Options Written	—	(18,325,658)	—	(18,325,658)
Swap Agreements	—	(9,004,940)	—	(9,004,940)
	(130,218)	(32,769,241)	—	(32,899,459)
Total Other Investments	209,802	(25,341,375)	—	(25,131,573)
Total Investments	$49,222,754	$692,017,337	$4,316,353	$745,556,444

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Global Strategic Income Fund